LONG-TERM DEBT, NET	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
LONG-TERM DEBT, NET
12.	LONG-TERM DEBT, NET
Long-term debt, net consisted of the following:

	December 31,
	2020	2019
Senior Notes
2017 4.875% Senior Notes, due 2025 (net of unamortized deferred financing costs and original issue premiums of $16,583 and $19,827, respectively)	$983,417	$980,173
2019 5.250% Senior Notes, due 2026 (net of unamortized deferred financing costs of $4,529 and $5,948, respectively)	495,471	494,052
2019 5.625% Senior Notes, due 2027 (net of unamortized deferred financing costs of $5,686 and $7,298, respectively)	594,314	592,702
2019 5.375% Senior Notes, due 2029 (net of unamortized deferred financing costs of $7,991 and $8,992, respectively)	892,009	891,008
2020 5.750% Senior Notes, due 2028 (net of unamortized deferred financing costs and original issue premiums of $4,519)	845,481	—
2019 7.250% Studio City Notes, due 2024 (net of unamortized deferred financing costs of $6,165 and $7,829, respectively)	593,835	592,171
2020 6.000% SC Notes, due 2025 (net of unamortized deferred financing costs of $4,566)	495,434	—
2020 6.500% SC Notes, due 2028 (net of unamortized deferred financing costs of $4,738)	495,262	—
2016 7.250% SC Secured Notes, due 2021 (net of unamortized deferred financing costs of $7,211)	—	842,789

Credit Facilities
2015 Credit Facilities (net of unamortized deferred financing costs of nil and $42, respectively) (1)	129	1,108
2020 Credit Facilities (2)	249,910	—
2016 Studio City Credit Facilities (3)	129	128

	5,645,391	4,394,131
Current portion of long-term debt (net of unamortized deferred financing costs of $5)	—	(146)

	$5,645,391	$4,393,985

Notes
(1)
As of December 31, 2020 and 2019, the unamortized deferred financing costs related to the 2015 Revolving Credit Facility of the 2015 Credit Facilities of nil

and $3,097

are included in prepaid expenses and other current assets in the accompanying consolidated balance sheets, respectively.

(2)
As of December 31, 2020, the unamortized deferred financing costs related to the revolving credit facility of the 2020 Credit Facilities of $43,593 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheet.

(3)
As of December 31, 2020 and 2019, the unamortized deferred financing costs related to the 2016 SC Revolving Credit Facility of the 2016 Studio City Credit Facilities of $440

and $885

are included in long-term prepayments, deposits and other assets, in the accompanying consolidated balance sheets, respectively.

(a) Senior Notes
2017 4.875% Senior Notes
On June 6, 2017, Melco Resorts Finance Limited (“Melco Resorts Finance”), a subsidiary of Melco, issued $650,000 in aggregate principal amount of 4.875% senior notes due June 6, 2025 at an issue price of 100% of the principal amount (the “First 2017 4.875% Senior Notes”); and on July 3, 2017, Melco Resorts Finance further issued $350,000 in aggregate principal amount of 4.875% senior notes due June 6, 2025 at an issue price of 100.75% of the principal amount (the “Second 2017 4.875% Senior Notes” and together with the First 2017 4.875% Senior Notes, collectively referred to as the “2017 4.875% Senior Notes”). The interest on the 2017 4.875% Senior Notes is accrued at a rate of 4.875% per annum and is payable semi-annually in arrears on June 6 and December 6 of each year. The 2017 4.875% Senior Notes are general obligations of Melco Resorts Finance, rank equally in right of payment to all existing and future senior indebtedness of Melco Resorts Finance, rank senior in right of payment to any existing and future subordinated indebtedness of Melco Resorts Finance and are effectively subordinated to all of Melco Resorts Finance’s existing and future secured indebtedness to the extent of the value of the assets securing such debt and all of the indebtedness of Melco Resorts Finance’s subsidiaries. The net proceeds from the offering of the First 2017 4.875% Senior Notes were used to partly fund the redemption of the previous senior notes of Melco Resorts Finance and the net proceeds from the offering of the Second 2017 4.875% Senior Notes were used to repay the 2015 Revolving Credit Facility (as described below).
Melco Resorts Finance had the option to redeem all or a portion of the 2017 4.875% Senior Notes at any time prior to June 6, 2020, at a “make-whole” redemption price. On or after June 6, 2020, Melco Resorts Finance has the option to redeem all or a portion of the 2017 4.875% Senior Notes at any time at fixed redemption prices that decline ratably over time. In addition, Melco Resorts Finance had the option to redeem up to 35% of the 2017 4.875% Senior Notes with the net cash proceeds from one or more equity offerings at a fixed redemption price at any time prior to June 6, 2020. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture, Melco Resorts Finance also has the option to redeem in whole, but not in part the 2017 4.875% Senior Notes at fixed redemption prices. In certain events that relate to the gaming subconcession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture, each holder of the 2017 4.875% Senior Notes will have the right to require Melco Resorts Finance to repurchase all or any part of such holder’s 2017 4.875% Senior Notes at a fixed redemption price.
The indenture governing the 2017 4.875% Senior Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Melco Resorts Finance to, among other things, effect a consolidation or merger or sell assets. The indenture governing the 2017 4.875% Senior Notes also contains conditions and events of default customary for such financings.
2019 5.250% Senior Notes
On April 26, 2019, Melco Resorts Finance issued $500,000 in aggregate principal amount of 5.250% senior notes due

April 26, 2026 at an issue price of 100% of the principal amount (the “2019 5.250% Senior Notes”). The interest on the 2019 5.250% Senior Notes is accrued at a rate of 5.250% per annum, payable semi-annually in arrears on April 26 and October 26 of each year, and commenced on October 26, 2019. The 2019 5.250% Senior Notes are general obligations of Melco Resorts Finance, rank equally in right of payment to all existing and future senior indebtedness of Melco Resorts Finance, rank senior in right of payment to any existing and future subordinated indebtedness of Melco Resorts Finance and are effectively subordinated to all of Melco Resorts Finance’s existing and future secured indebtedness to the extent of the value of the assets securing such debt and to the indebtedness of Melco Resorts Finance’s subsidiaries. The net proceeds from the offering of the 2019 5.250% Senior Notes were used to partially repay the 2015 Revolving Credit Facility in May 2019.
Melco Resorts Finance has the option to redeem all or a portion of the 2019 5.250% Senior Notes at any time prior to April 26, 2022, at a “make-whole” redemption price. On or after April 26, 2022, Melco Resorts Finance has the option to redeem all or a portion of the 2019 5.250% Senior Notes at any time at fixed redemption prices that decline ratably over time. In addition, Melco Resorts Finance has the option to redeem up to 35% of the 2019 5.250% Senior Notes with the net cash proceeds from one or more equity offerings at a fixed redemption price at any time prior to April 26, 2022. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture, Melco Resorts Finance also has the option to redeem in whole, but not in part the 2019 5.250% Senior Notes at fixed redemption prices. In certain events that relate to the gaming subconcession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture, each holder of the 2019 5.250% Senior Notes will have the right to require Melco Resorts Finance to repurchase all or any part of such holder’s 2019 5.250% Senior Notes at a fixed redemption price.
The indenture governing the 2019 5.250% Senior Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Melco Resorts Finance to, among other things, effect a consolidation or merger or sell assets. The indenture governing the 2019 5.250% Senior Notes also contains conditions and events of default customary for such financings.
2019 5.625% Senior Notes
On July 17, 2019, Melco Resorts Finance issued $600,000 in aggregate principal amount of 5.625% senior notes due

July 17, 2027 at an issue price of 100% of the principal amount (the “2019 5.625% Senior Notes”). The interest on the 2019
5.625
% Senior Notes is accrued at a rate of 5.625% per annum, payable semi-annually in arrears on January 17 and July 17 of each year, and commenced on January 17, 2020. The 2019 5.625% Senior Notes are general obligations of Melco Resorts Finance, rank equally in right of payment to all existing and future senior indebtedness of Melco Resorts Finance, rank senior in right of payment to any existing and future subordinated indebtedness of Melco Resorts Finance and are effectively subordinated to all of Melco Resorts Finance’s existing and future secured indebtedness to the extent of the value of the assets securing such debt and to the indebtedness of Melco Resorts Finance’s subsidiaries. The net proceeds from the offering of the 2019 5.625% Senior Notes were used to partially repay the 2015 Revolving Credit Facility in July 2019.
Melco Resorts Finance has the option to redeem all or a portion of the 2019 5.625% Senior Notes at any time prior to July 17, 2022, at a “make-whole” redemption price. On or after July 17, 2022, Melco Resorts Finance has the option to redeem all or a portion of the 2019 5.625% Senior Notes at any time at fixed redemption prices that decline ratably over time. In addition, Melco Resorts Finance has the option to redeem up to 35% of the 2019 5.625% Senior Notes with the net cash proceeds from one or more equity offerings at a fixed redemption price at any time prior to July 17, 2022. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture, Melco Resorts Finance also has the option to redeem in whole, but not in part the 2019 5.625% Senior Notes at fixed redemption prices. In certain events that relate to the gaming subconcession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture, each holder of the 2019 5.625% Senior Notes will have the right to require Melco Resorts Finance to repurchase all or any part of such holder’s 2019 5.625% Senior Notes at a fixed redemption price.
The indenture governing the 2019 5.625% Senior Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Melco Resorts Finance to, among other things, effect a consolidation or merger or sell assets. The indenture governing the 2019 5.625% Senior Notes also contains conditions and events of default customary for such financings.
2019 5.375% Senior Notes
On December 4, 2019, Melco Resorts Finance issued $900,000 in aggregate principal amount of 5.375% senior notes due December 4, 2029 at an issue price of 100% of the principal amount (the “2019 5.375% Senior Notes”). The interest on the 2019 5.375% Senior Notes is accrued at a rate of 5.375% per annum, payable semi-annually in arrears on June 4 and December 4 of each year, and commenced on June 4, 2020. The 2019 5.375% Senior Notes are general obligations of Melco Resorts Finance, rank equally in right of payment to all existing and future senior indebtedness of Melco Resorts Finance, rank senior in right of payment to any existing and future subordinated indebtedness of Melco Resorts Finance and are effectively subordinated to all of Melco Resorts Finance’s existing and future secured indebtedness to the extent of the value of the assets securing such debt and to the indebtedness of Melco Resorts Finance’s subsidiaries. The net proceeds from the offering of the 2019 5.375% Senior Notes were used to repay the outstanding borrowing of the 2015 Revolving Credit Facility in full and to partially prepay the 2015 Term Loan Facility (as described below) in December 2019.
Melco Resorts Finance has the option to redeem all or a portion of the 2019 5.375% Senior Notes at any time prior to December 4, 2024 at a “make-whole” redemption price. On or after December 4, 2024, Melco Resorts Finance has the option to redeem all or a portion of the 2019 5.375% Senior Notes at any time at fixed redemption prices that decline ratably over time. In addition, Melco Resorts Finance has the option to redeem up to 35% of the 2019 5.375% Senior Notes with the net cash proceeds from one or more equity offerings at a fixed redemption price at any time prior to December 4, 2024. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture, Melco Resorts Finance also has the option to redeem in whole, but not in part the 2019 5.375% Senior Notes at fixed redemption prices. In certain events that relate to the gaming subconcession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture, each holder of the 2019 5.375% Senior Notes will have the right to require Melco Resorts Finance to repurchase all or any part of such holder’s 2019 5.375% Senior Notes at a fixed redemption price.
The indenture governing the 2019 5.375% Senior Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Melco Resorts Finance to, among other things, effect a consolidation or merger or sell assets. The indenture governing the 2019 5.375% Senior Notes also contains conditions and events of default customary for such financings.
On July 21, 2020, Melco Resorts Finance issued $500,000 in aggregate principal amount of 5.750% senior notes due July 21, 2028 at an issue price of 100% of the principal amount (the “First 2020 5.750% Senior Notes”); and on August 11, 2020, Melco Resorts Finance further issued $350,000 in aggregate principal amount of 5.750% senior notes due July 21, 2028 at an issue price of 101% of the principal amount (the “Second 2020 5.750% Senior Notes”). The Second 2020 5.750% Senior Notes are consolidated and form a single series with the First 2020 5.750% Senior Notes (the “2020 5.750% Senior Notes”). The interest on the 2020 5.750% Senior Notes is accrued at a rate of 5.750% per annum, payable semi-annually in arrears on January 21 and July 21 of each year, and commenced on January 21, 2021. The 2020 5.750% Senior Notes are general obligations of Melco Resorts Finance, rank equally in right of payment to all existing and future senior indebtedness of Melco Resorts Finance, rank senior in right of payment to any existing and future subordinated indebtedness of Melco Resorts Finance and are effectively subordinated to all of Melco Resorts Finance’s existing and future secured indebtedness to the extent of the value of the assets securing such debt and to the indebtedness of Melco Resorts Finance’s subsidiaries. The net proceeds from the offering of the 2020 5.750% Senior Notes were partially used to repay the 2020 Credit Facilities (as described below) in July 2020 and with the remaining amount used for general corporate purposes.
Melco Resorts Finance has the option to redeem all or a portion of the 2020 5.750% Senior Notes at any time prior to July 21, 2023 at a “make-whole” redemption price. On or after July 21, 2023, Melco Resorts Finance has the option to redeem all or a portion of the 2020 5.750% Senior Notes at any time at fixed redemption prices that decline ratably over time. In addition, Melco Resorts Finance has the option to redeem up to 35% of the 2020 5.750% Senior Notes with the net cash proceeds from one or more equity offerings at a fixed redemption price at any time prior to July 21, 2023. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture, Melco Resorts Finance also has the option to redeem in whole, but not in part the 2020 5.750% Senior Notes at fixed redemption prices. In certain events that relate to the gaming subconcession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture, each holder of the 2020 5.750% Senior Notes will have the right to require Melco Resorts Finance to repurchase all or any part of such holder’s 2020 5.750% Senior Notes at a fixed redemption price.
The indenture governing the 2020 5.750% Senior Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Melco Resorts Finance to, among other things, effect a consolidation or merger or sell assets. The indenture governing the 2020 5.750% Senior Notes also contains conditions and events of default customary for such financings.
2019 7.250% Studio City Notes
On February 11, 2019, Studio City Finance Limited (“Studio City Finance”), a majority-owned subsidiary of Melco, issued $600,000 in aggregate principal amount of 7.250% senior notes which would have been due on February 11, 2024 at an issue price of 100% of the principal amount (the “2019 7.250% Studio City Notes”). The interest on the 2019 7.250% Studio City Notes was accrued at a rate of 7.250% per annum, payable semi-annually in arrears on February 11 and August 11 of each year, and commenced on August 11, 2019. The 2019 7.250% Studio City Notes were general obligations of Studio City Finance, ranked equally in right of payment to all existing and future senior indebtedness of Studio City Finance, ranked senior in right of payment to any existing and future subordinated indebtedness of Studio City Finance and were

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effectively subordinated to all of Studio City Finance’s existing and future secured indebtedness to the extent of the value of the property and assets securing such indebtedness.
The net proceeds from the offering of the 2019 7.250% Studio City Notes were used to partially fund the conditional tender offer and the remaining outstanding balance with accrued interest of the previous senior notes of Studio City Finance in March 2019 and with the remaining amount used for general corporate purposes.
As of February 17, 2021, no

amount of the 2019 7.250% Studio City Notes remained outstanding following the conditional tender offer in January 2021 as disclosed in Note 27(a) and the redemption of the remaining outstanding amount in February 2021 as disclosed in Note 27(b).
All of the existing subsidiaries of Studio City Finance and any other future restricted subsidiaries that provided guarantees of certain specified indebtedness (including the 2016 Studio City Credit Facilities as described below) (the “2019 7.250% Studio City Notes Guarantors”) jointly, severally and unconditionally guaranteed the 2019 7.250% Studio City Notes on a senior basis (the “2019 7.250% Studio City Notes Guarantees”). The 2019 7.250% Studio City Notes Guarantees were general obligations of the 2019 7.250% Studio City Notes Guarantors, ranked equally in right of payment to all existing and future senior indebtedness of the 2019 7.250% Studio City Notes Guarantors and ranked senior in right of payment to any existing and future subordinated indebtedness of the 2019 7.250% Studio City Notes Guarantors. The 2019 7.250% Studio City Notes Guarantees were effectively subordinated to the 2019 7.250% Studio City Notes Guarantors’ obligations under all existing and any future secured indebtedness to the extent of the value of such property and assets securing such indebtedness.
At any time prior to February 11, 2021, Studio City Finance had the options i) to redeem all or a portion of the 2019 7.250% Studio City Notes at a “make-whole” redemption price; and ii) to redeem up to 35% of the 2019 7.250% Studio City Notes with the net cash proceeds of certain equity offerings at a fixed redemption price. Thereafter, Studio City Finance had the option to redeem all or a portion of the 2019 7.250% Studio City Notes at any time at fixed redemption prices that declined ratably over time. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture governing the 2019 7.250% Studio City Notes, Studio City Finance also had the option to redeem in whole, but not in part the 2019 7.250% Studio City Notes at fixed redemption prices. In certain events that related to the gaming subconcession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture governing the 2019 7.250% Studio City Notes, each holder of the 2019 7.250% Studio City Notes would have the right to require Studio City Finance to repurchase all or any part of such holder’s 2019 7.250% Studio City Notes at a fixed redemption price.
The indenture governing the 2019 7.250% Studio City Notes contained certain covenants that, subject to certain exceptions and conditions, limited the ability of Studio City Finance and its restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with shareholders or affiliates; and (viii) effect a consolidation or merger. The indenture governing the 2019 7.250% Studio City Notes also contained conditions and events of default customary for such financings.
There were provisions under the indenture governing the 2019 7.250% Studio City Notes that limited or prohibited certain payments of dividends and other distributions by Studio City Finance and its restricted subsidiaries to companies or persons who were not Studio City Finance or restricted subsidiaries of Studio City Finance, subject to certain exceptions and conditions. As of December 31, 2020, the net assets of Studio City Finance and its restricted subsidiaries of approximately $1,288,000 were restricted from being distributed under the terms of the 2019 7.250% Studio City Notes.
2020 Studio City Notes
On July 15, 2020, Studio City Finance issued $500,000 in aggregate principal amount of 6.000% senior notes due July 15, 2025 at an issue price of 100% of the principal amount (the “2020 6.000% SC Notes”) and $500,000 in aggregate principal amount of 6.500% senior notes due January 15, 2028 at an issue price of 100% of the principal amount (the “2020 6.500% SC Notes” and together with 2020 6.000% SC Notes, the “2020 Studio City Notes”). The interest on the 2020 6.000% SC Notes and 2020 6.500% SC Notes is accrued at a rate of 6.000% and 6.500% per annum, respectively, payable semi-annually in arrears on January 15 and July 15 of each year, and commenced on January 15, 2021. The 2020 Studio City Notes are general obligations of Studio City Finance, rank equally in right of payment to all existing and future senior indebtedness of Studio City Finance, rank senior in right of payment to any existing and future subordinated indebtedness of Studio City Finance and are effectively subordinated to all of Studio City Finance’s existing and future secured indebtedness to the extent of the value of the property and assets securing such indebtedness.
The net proceeds from the offering of the 2020 Studio City Notes were partially used to redeem in full the 2016 7.250% SC Secured Notes (as described below) with accrued interest and redemption premium in August 2020 and with the remaining amount used for the capital expenditures of the remaining development project for Studio City.
All of the existing subsidiaries of Studio City Finance and any other future restricted subsidiaries that provide guarantees of certain specified indebtedness (including the 2016 Studio City Credit Facilities) (the “2020 Studio City Notes Guarantors”) jointly, severally and unconditionally guarantee the 2020 Studio City Notes on a senior basis (the “2020 Studio City Notes Guarantees”). The 2020 Studio City Notes Guarantees are general obligations of the 2020 Studio City Notes Guarantors, rank equally in right of payment to all existing and future senior indebtedness of the 2020 Studio City Notes Guarantors and rank senior in right of payment to any existing and future subordinated indebtedness of the 2020 Studio City Notes Guarantors. The 2020 Studio City Notes Guarantees are effectively subordinated to the 2020 Studio City Notes Guarantors’ obligations under all existing and any future secured indebtedness to the extent of the value of such property and assets securing such indebtedness.
At any time prior to July 15, 2022, Studio City Finance has the options i) to redeem all or a portion of the 2020 6.000% SC Notes at a “make-whole” redemption price; and ii) to redeem up to 35% of the 2020 6.000% SC Notes with the net cash proceeds of certain equity offerings at a fixed redemption price. Thereafter, Studio City Finance has the option to redeem all or a portion of the 2020 6.000% SC Notes at any time at fixed redemption prices that decline ratably over time. At any time prior to July 15, 2023, Studio City Finance has the options i) to redeem all or a portion of the 2020 6.500% SC Notes at a “make-whole” redemption price; and ii) to redeem up to 35% of the 2020 6.500% SC Notes with the net cash proceeds of certain equity offerings at a fixed redemption price. Thereafter, Studio City Finance has the option to redeem all or a portion of the 2020 6.500% SC Notes at any time at fixed redemption prices that decline ratably over time. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture governing the 2020 Studio City Notes, Studio City Finance also has the option to redeem in whole, but not in part the 2020 Studio City Notes at fixed redemption prices. In certain events that relate to the gaming subconcession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture governing the 2020 Studio City Notes, each holder of the 2020 Studio City Notes will have the right to require Studio City Finance to repurchase all or any part of such holder’s 2020 Studio City Notes at a fixed redemption price.
The indenture governing the 2020 Studio City Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Finance and its restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with shareholders or affiliates; and (viii) effect a consolidation or merger. The indenture governing the 2020 Studio City Notes also contains conditions and events of default customary for such financings.
There are provisions under the indenture governing the 2020 Studio City Notes that limit or prohibit certain payments of dividends and other distributions by Studio City Finance and its restricted subsidiaries to companies or persons who are not Studio City Finance or restricted subsidiaries of Studio City Finance, subject to certain exceptions and conditions. As of December 31, 2020, the net assets of Studio City Finance and its restricted subsidiaries of approximately $1,288,000 were restricted from being distributed under the terms of the 2020 Studio City Notes.
2016 7.250% SC Secured Notes
On November 30, 2016, Studio City Company Limited (“Studio City Company”), a majority-owned subsidiary of Melco, issued $850,000 in aggregate principal amount of 7.250% senior secured notes due November 30, 2021 at an issue price of 100% of the principal amount (the “2016 7.250% SC Secured Notes”). The net proceeds from the offering of the 2016 7.250% SC Secured Notes were used to partially repay the Studio City Borrower’s prior senior secured credit facilities (as described below).
The interest on the 2016 7.250% SC Secured Notes was accrued at a rate of 7.250% per annum and was payable semi-annually in arrears. On August 14, 2020, Studio City Company used a portion of the net proceeds from the offering of the 2020 Studio City Notes to redeem in full the 2016 7.250% SC Secured Notes, together with accrued interest and redemption premium. In connection with the redemption of the 2016 7.250% SC Secured Notes, the Company recorded a loss on extinguishment of debt of $18,716 during the year ended December 31, 2020.
(b) Credit Facilities
2015 Credit Facilities
On June 29, 2015, Melco Resorts Macau (the “Borrower”) amended and restated the Borrower’s prior senior secured credit facilities agreement from 9,362,160,000 Hong Kong dollars (“HK$”) (equivalent to $1,203,362)
to a HK$13,650,000,000 (equivalent to $1,750,000) senior secured credit facilities agreement (the “2015 Credit Facilities”), comprising a HK$3,900,000,000 (equivalent to $500,000) term loan facility (the “2015 Term Loan Facility”) and a HK$9,750,000,000 (equivalent to $1,250,000) multicurrency revolving credit facility (the “2015 Revolving Credit Facility”).
In December 2019, the Company partially prepaid an outstanding principal amount of HK$2,750,000,000 (equivalent to $353,062) of the 2015 Term Loan Facility, together with accrued interest and associated costs, with a portion of the net proceeds from the offering of the 2019 5.375% Senior Notes. In connection with this prepayment, the Company recorded a loss on extinguishment of debt of $2,612 during the year ended December 31, 2019.
Before the signing and effective of the Waiver Letter (as described below), the maturity date of the 2015 Credit Facilities was: (i) June 29, 2021 in respect of the 2015 Term Loan Facility; and (ii) June 29, 2020 in respect of the 2015 Revolving Credit Facility, or if earlier, the date of repayment, prepayment or cancellation in full of the 2015 Credit Facilities. The 2015 Term Loan Facility was repayable in quarterly instalments according to an amortisation schedule. Each loan made under the 2015 Revolving Credit Facility is repayable in full on the last day of an agreed upon interest period in respect of the loan, generally ranging from one to six months, or rolling over subject to compliance with certain covenants and satisfaction of conditions precedent. Borrowings under the 2015 Credit Facilities bore interest at Hong Kong Interbank Offered Rate (“HIBOR”) plus a margin ranging from 1.25% to 2.50% per annum as adjusted in accordance with the leverage ratio in respect of the 2015 Borrowing Group. The Borrower might select an interest period for borrowings under the 2015 Credit Facilities ranging from one to six months or any other agreed period.
On May 6, 2020, MCO Nominee One Limited (“MCO Nominee One”), a subsidiary of Melco, drew down HK$2,730,000,000 (equivalent to $352,189) of the revolving credit facility under the 2020 Credit Facilities (as described below) and, on May 7, 2020, the Company used a portion of the proceeds from such drawdown to repay all outstanding loan amounts under the 2015 Credit Facilities, together with accrued interest and associated costs, other than HK$1,000,000 (equivalent to $129) which remained outstanding under the 2015 Term Loan Facility. Following the repayment of outstanding amounts under the 2015 Credit Facilities, together with accrued interest and associated costs, on May 7, 2020, all other commitments under the 2015 Term Loan Facility and a part of the commitments under the 2015 Revolving Credit Facility were cancelled. Post-cancellation, the available commitments under the 2015 Revolving Credit Facility were HK$1,000,000 (equivalent to $129), collateralized by cash of HK$2,130,000 (equivalent to $275). The Company recorded a loss on extinguishment of debt of $1,236 and a cost associated with debt modification of $310 during the year ended December 31, 2020 in connection with this repayment and a part of the 2015 Revolving Credit Facility commitment cancellation.
Compliance with certain provisions of the 2015 Credit Facilities were waived pursuant to a waiver letter from Bank of China Limited, Macau Branch (in its capacity as the sole lender under the 2015 Credit Facilities) (“BOC Macau”) to the Borrower dated April 29, 2020 (the “Waiver Letter”). The Waiver Letter became effective on May 7, 2020. Pursuant to the terms of the Waiver Letter, BOC Macau agreed, among other things, to relax the Borrower’s obligations under the 2015 Credit Facilities by way of a waiver of (i) to extend the maturity date of the 2015 Credit Facilities to June 24, 2022; (ii) the repayment term of the 2015

Term Loan Facility; (iii) interest rate of the borrowings change to HIBOR plus a margin of 1% per annum; (iv) the requirement to comply with substantially all information undertakings, financial covenants, general undertakings and mandatory prepayment provisions, (v) the requirement to make substantially all of the representations, and (vi) certain current and/or future defaults and events of default that may arise under the terms of the 2015 Credit Facilities, subject to certain conditions and terms.
As of December 31, 2020, the outstanding principal amount of the 2015 Term Loan Facility and the 2015 Revolving Credit Facility was HK$1,000,000 (equivalent to $129) and nil, respectively, and the available borrowing capacity under 2015 Revolving Credit Facility was HK$1,000,000 (equivalent to $129).
The indebtedness under the 2015 Credit Facilities is guaranteed by the borrowing group which includes the Borrower and certain of its subsidiaries as defined under the 2015 Credit Facilities (the “2015 Borrowing Group”). Security for the 2015 Credit Facilities includes: a first-priority interest in substantially all assets of the 2015 Borrowing Group, the issued share capital and equity interests and certain buildings, fixtures and equipment of the 2015 Borrowing Group and certain other excluded assets and customary security.
With effect from May 7, 2020, the provisions that limited certain payments of dividends and other distributions by the 2015 Borrowing Group to companies or persons who were not members of the 2015 Borrowing Group was waived pursuant to the terms of the Waiver Letter.
The Borrower is obligated to pay a commitment fee on the undrawn amount of the 2015 Revolving Credit Facility and recognized loan commitment fees of $1,512, $2,322 and $3,870 during the years ended December 2020, 2019 and 2018, respectively.
2020 Credit Facilities
On April 29, 2020, MCO Nominee One entered into a senior credit facilities agreement with a syndicate of banks (the “2020 Credit Facilities”) for a HK$14,850,000,000 (equivalent to $1,915,947) revolving credit facility with a term of five years. The maturity date of the 2020 Credit Facilities is April 29, 2025. Each loan made under the 2020 Credit Facilities is repayable in full on the last day of an agreed upon interest period in respect of the loan, generally ranging from one to six months, or rolling over subject to compliance with certain covenants and satisfaction of conditions precedent. MCO Nominee One is also subject to mandatory prepayment requirements in respect of various amounts as specified in the 2020 Credit Facilities. In the event of a change of control or if Melco Resorts Macau’s subconcession contract or land concessions are terminated or otherwise expire on its terms, MCO Nominee One may be required, at the election of any lender under the 2020 Credit Facilities, to repay such lender in full.
The indebtedness under the 2020 Credit Facilities is guaranteed by Melco Resorts Macau and MCO Investments Limited (“MCO Investments”), a subsidiary of Melco. The 2020 Credit Facilities are unsecured.
The 2020 Credit Facilities contain certain covenants customary for such financings including, but not limited to, limitations on, except as permitted (i) incurring additional liens; (ii) incurring additional indebtedness (including guarantees); (iii) the disposal of certain key assets; and (iv) carrying on businesses which are not the permitted business activities of MCO Investments and its subsidiaries. The 2020 Credit Facilities also contain conditions and events of default customary for such financings and the financial covenants including a leverage ratio, total leverage ratio and interest cover ratio.
Borrowings under the 2020 Credit Facilities bear interest at HIBOR plus a margin ranging from 1.00% to 2.00% per annum as adjusted in accordance with the leverage ratio in respect of MCO Nominee One and certain of its specified subsidiaries. MCO Nominee One may select an interest period for borrowings under the 2020 Credit Facilities ranging from one to six months or any other agreed period. MCO Nominee One is obligated to pay a commitment fee quarterly in arrears from April 29, 2020 on the undrawn amount of the 2020 Credit Facilities and recognized loan commitment fees of $6,022 during the year ended December 31, 2020.
On November 26, 2020, MCO Nominee One received confirmation that the majority of lenders of the 2020 Credit Facilities have consented and agreed to waive certain financial condition covenants contained in the facility agreement under the 2020 Credit Facilities, in each case in respect of the relevant periods ended or ending on the following applicable test dates: (a) December 31, 2020; (b) March 31, 2021; (c) June 30, 2021; (d) September 30, 2021; and (e) December 31, 2021. Such consent became effective on December 2, 2020.
As of December 31, 2020, the outstanding principal amount of the 2020 Credit Facilities was HK$1,937,500,000 (equivalent to $249,910), and the available borrowing capacity under the 2020 Credit Facilities was HK$12,912,500,000 (equivalent to $1,665,532).
On January 27, 2021, the Company repaid the outstanding principal amount of the 2020 Credit Facilities of

HK$1,937,500,000 (equivalent to $249,887) in full with the net proceed from the issuance of the Additional 2019 5.375% Senior Notes as disclosed in Note 27(c).
2016 Studio City Credit Facilities
On November 30, 2016, Studio City Company (the “Studio City Borrower”), a majority-owned subsidiary of Melco, amended and restated the Studio City Borrower’s prior senior secured credit facilities agreement from HK$10,855,880,000 (equivalent to $1,395,357) to a HK$234,000,000 (equivalent to $30,077) senior secured credit facilities agreement (the “2016 Studio City Credit Facilities”), comprising a HK$1,000,000 (equivalent to $129) term loan facility (the “2016 SC Term Loan Facility”) and a HK$233,000,000 (equivalent to $29,948) revolving credit facility (the “2016 SC Revolving Credit Facility”). As of December 31, 2020, the outstanding principal amount of the 2016 SC Term Loan Facility and the 2016 SC Revolving Credit Facility were HK$1,000,000 (equivalent to $129) and nil
, respectively, and the available borrowing capacity under the 2016 SC Revolving Credit Facility was HK$233,000,000 (equivalent to $30,054).
The 2016 SC Term Loan Facility and the 2016 SC Revolving Credit Facility which would have matured on November 30, 2021 were extended to January 15, 2028 as disclosed in Note 27(d). The 2016 SC Term Loan Facility has to be repaid at maturity with no interim amortization payments. The 2016 SC Revolving Credit Facility is available up to the date that is one month prior to the 2016 SC Revolving Credit Facility’s maturity date. The 2016 SC Term Loan Facility is collateralized by cash of HK$1,012,500 (equivalent to $131). The Studio City Borrower is subject to mandatory prepayment requirements in respect of various amounts of the 2016 SC Revolving Credit Facility as specified in the 2016 Studio City Credit Facilities; in the event of the disposal of all or substantially all of the business and assets of the Studio City borrowing group which includes the Studio City Borrower and certain of its subsidiaries as defined under the 2016 Studio City Credit Facilities (the “2016 Studio City Borrowing Group”), the 2016
Studio City Credit
Facilities are required to be repaid in full. In the event of a change of control, the Studio City Borrower may be required, at the election of any lender under the 2016 Studio City Credit Facilities, to repay such lender in full (other than the principal amount of the 2016 SC Term Loan Facility).
The indebtedness under the 2016 Studio City Credit Facilities is guaranteed by Studio City Investments Limited (“Studio City Investments”), a majority-owned subsidiary of Melco, and its subsidiaries (other than the Studio City Borrower). Security for the 2016 Studio City Credit Facilities includes a first-priority mortgage over any rights under the land concession contract of Studio City and an assignment of certain leases or rights to use agreements; as well as other customary security. The 2016 Studio City Credit Facilities contain certain affirmative and negative covenants customary for such financings. Certain specified bank accounts of Melco Resorts Macau are pledged under 2016 Studio City Credit Facilities and related finance documents. The 2016 Studio City Credit Facilities are secured, by substantially all of the material assets of Studio City Investments and its subsidiaries.
The 2016 Studio City Credit Facilities contain certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Company, Studio City Investments and their respective restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness and issue certain preferred stock; (ii) make specified restricted payments and investments; (iii) prepay or redeem subordinated debt or equity; (iv) issue or sell capital stock; (v) transfer, lease or sell assets; (vi) create or incur certain liens; (vii) impair the security interests in the collateral; (viii) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (ix) change the nature of the business of the relevant group; (x) enter into transactions with shareholders or affiliates; and (xi) effect a consolidation or merger. The 2016 Studio City Credit Facilities also contain conditions and events of default customary for such financings.
There are provisions that limit certain payments of dividends and other distributions by the 2016 Studio City Borrowing Group to companies or persons who are not members of the 2016 Studio City Borrowing Group. As of December 31, 2020, the net assets of Studio City Investments and its restricted subsidiaries of approximately $1,192,000 were restricted from being distributed under the terms of the 2016 Studio City Credit Facilities.
Borrowings under the 2016 Studio City Credit Facilities bear interest at HIBOR plus a margin of 4% per annum. The Studio City Borrower may select an interest period for borrowings under the 2016 Studio City Credit Facilities ranging from one to six months or any other agreed period. The Studio City Borrower is obligated to pay a commitment fee on the undrawn amount of the 2016 SC Revolving Credit Facility and recognized loan commitment fees of $421, $416 and $419 during the years ended December 31, 2020, 2019 and 2018, respectively.
Philippine Credit Facility
On October 14, 2015, Melco Resorts and Entertainment (Philippines) Corporation (“MRP”), a majority-owned subsidiary of Melco, entered into an on-demand,
unsecured credit facility agreement of 2,350,000,000 Philippine Pesos (“PHP”) (equivalent to $49,824), as amended from time to time (the “Philippine Credit Facility”) with a lender to finance advances to Melco Resorts Leisure (PHP) Corporation (“Melco Resorts Leisure”), a majority-owned subsidiary of Melco. As of December 31, 2020, the Philippine Credit Facility availability period, as amended from time to time, is up to January 31, 2021 and was further extended to May 1, 2021, in January 2021, and the maturity date of each individual drawdown, as amended from time to time, to be the earlier of: (i) the date which is 180 days from the date of drawdown, and (ii) the date which is 180 days after the end of the availability period. The individual drawdowns under the Philippine Credit Facility are subject to certain conditions precedent, including issuance of a promissory note in favor of the lender evidencing such drawdown. As of December 31, 2020, borrowings under the Philippine Credit
Facility bear

interest, as amended from time to time, at the higher of: (i) the PHP BVAL Reference Rate of the selected interest period plus the applicable margin to be mutually agreed by the bank and the borrower at the time of drawdown, and (ii) Philippines Term Deposit Facility Rate of the selected interest period plus the applicable margin to be mutually agreed by the bank and the borrower at the time of drawdown, such rate to be set one business day prior to the relevant interest period. The Philippine Credit Facility includes a tax gross-up
provision requiring MRP to pay without any deduction or withholding for or on account of tax.
As of December 31, 2020, the Philippine Credit Facility had not yet been drawn and the available borrowing capacity under the Philippine Credit Facility was PHP2,350,000,000 (equivalent to $48,922).
(c) Borrowing Rates and Scheduled Maturities of Long-term Debt
During the years ended December 31, 2020, 2019 and 2018, the Company’s average borrowing rates were approximately 5.71%, 5.45% and 5.97% per annum, respectively.
Scheduled maturities of the long-term debt (excluding unamortized deferred financing costs and original issue premiums) as of December 31, 2020 are as follows:

Year ending December 31,
2021	$—
2022	129
2023	—
2024	600,000
2025	1,749,910
Over 2025	3,350,129

$5,700,168